Income Taxes - Reconciliation of Statutory Federal Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal taxes at statutory rate	$ 22,498	$ (74,580)	$ (125,277)
State, net of the federal benefit	(5,260)	(5,332)	(10,780)
Foreign taxes in excess of the U.S. statutory rate	(25,780)	29,880	33,412
Change in valuation allowance	139,565	100,143	(25,048)
Tax credits	(48,943)	(28,056)	(22,293)
Non-deductible expenses	26,841	26,224	21,407
Tax expense/(benefit) from acquisitions	1,584	2,341	1,811
Other, net	1,200	(1,017)	1,008
Provision for (benefit from) income taxes	$ (111,705)	$ (49,603)	$ 125,760